Share-based payments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-based payments
27. Share-based payments

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m
Expense arising from share-based payment transactions:
Included in selling, general and administrative expenses	15.6	5.1	6.6	5.5
Included in research and development expenses	2.3	2.2	2.7	1.0

	17.9	7.3	9.3	6.5

Equity settled share-based payment expense	17.8	7.2	9.2	6.2
Cash settled share-based payment expense*	0.1	0.1	0.1	0.3

	17.9	7.3	9.3	6.5

*
The total liability as at 31 December 2021 was £0.2m (31 December 2020: £0.4m; 30 June 2020: £0.3m; 30 June 2019: £0.6m) of which less than £0.1m (31 December 2020: less than £0.1m; 30 June 2020: less than £0.1m; 30 June 2019: £nil) relates to options which have vested.

Equity settled share option schemes
The Group operates a number of share schemes for certain employees of the Group as follows:

•	2005 and 2015 Share Option Scheme (ISO/Unapproved) (SOS)

•	Company Share Option Plan 2009 (CSOP);

•	Long Term Incentive Plan (LTIP);

•	Profitable Growth Incentive Plan (PGIP);

•	Annual bonus plan—deferred share award (DSA);

•	Share Incentive Plan (SIP);

•	Non-Executive Directors (NED) share award; and

•	2018, 2019 and 2020 Employee Share Scheme (AbShare);
Options or conditional share grants under each scheme have been aggregated.
The vesting period ranges from one to four years. Options which remain unexercised after a period of 10 years from the date of grant expire. Options are forfeited if the employee leaves the Group before they vest, save where the employee is deemed to be a ‘good leaver’ in which case options awarded are pro-rated
to the leaving date.

Discretionary awards
Share option plans: SOS and CSOP

	Year ended 31 December 2021		Six months ended 31 December 2020
	Number	Weighted average exercise price pence	Number	Weighted average exercise price pence
Outstanding at beginning of year / period	621,755	507.9	701,272	559.7
Forfeited	(57,329)	727.3	(20,823)	1,500.1
Exercised	(172,609)	753.5	(58,694)	774.0

Outstanding at end of year / period	391,817	726.5	621,755	507.9

Number of options exercisable at end of year / period	391,817	726.5	519,442	703.1

	Year ended 30 June 2020		Year ended 30 June 2019
	Number	Weighted average exercise price pence	Number	Weighted average exercise price pence
Outstanding at beginning of year	947,948	640.1	1,386,655	644.3
Forfeited	(72,526)	1,259.1	(164,220)	866.6
Exercised	(174,150)	706.4	(274,487)	525.6

Outstanding at end of year	701,272	559.7	947,948	640.1

Number of options exercisable at end of year	519,442	661.7	281,438	536.7

Analyzed by range of exercise price:	Grant year	Year ended 31 December 2021		Six months ended 31 December 2020
		Number outstanding	Weighted average remaining contractual life	Number outstanding	Weighted average remaining contractual life
180.8p–464.0p	prior to 2016	122,688	2.2 years	184,725	2.9 years
598.0p	2016	59,852	3.8 years	99,780	4.8 years
851.0p	2017	94,632	4.8 years	137,463	5.8 years
1,020.0p	2018	114,645	5.8 years	199,787	6.8 years

		391,817	4.2 years	621,755	5.1 years

Analyzed by range of exercise price:	Grant year	Year ended 30 June 2020		Year ended 30 June 2019
		Number outstanding	Weighted average remaining contractual life	Number outstanding	Weighted average remaining contractual life
180.8p–464.0p	prior to 2016	197,901	3.4 years	256,955	4.3 years
598.0p	2016	111,033	5.3 years	155,327	6.3 years
851.0p	2017	161,372	6.3 years	214,798	7.4 years
1,020.0p	2018	230,966	7.3 years	320,868	8.4 years

		701,272	5.7 years	947,948	6.7 years

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Weighted average share price at date of exercise	1,589.0p	1,396.4p	1,329.2p	1,310.5p

There were no grants issued under the SOS in the year ended 31 December 2021, the six months ended 31 December 2020 or the years ended 30 June 2020 and 30 June 2019.
Options issued under the SOS carry market-based performance conditions, whereby they will vest where the percentage growth in Abcam plc shares over the vesting period is equal or greater than the percentage growth of the FTSE AIM
All-Share
Index.

The volatility of the options is based on the average of standard deviations of historical daily continuous returns on Abcam plc shares, looking back over the same period as the expected life of the option. The dividend yield is based on Abcam plc’s actual dividend yield in the past. The risk-free rate is the yield on UK government gilts at each date of grant.
Share award plans: LTIP and DSA

	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number	Year ended 30 June 2019 Number
Outstanding at beginning of year / period	1,271,179	1,085,162	988,127	1,022,757
Granted	142,314	462,460	470,834	483,339
Forfeited	(167,298)	(131,099)	(121,127)	(141,797)
Exercised	(240,850)	(145,344)	(252,672)	(376,172)

Outstanding at end of year / period	1,005,345	1,271,179	1,085,162	988,127

Number of options exercisable at end of year / period	63,759	65,380	72,760	63,996

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Weighted average fair value of awards granted	1,380.1p	1,398.1p	1,208.3p	1,245.1p
Weighted average share price at date of exercise	1,642.1p	1,329.6p	1,185.2p	1,304.4p
Weighted average remaining contractual life	4 years	4.3 years	3.3 years	4.3 years

Fair values of the awards with a performance condition based on
non-market
conditions, for example E
PS, are calculated using the Black-Scholes model.
The inputs into the models for awards granted in the current and prior periods were as follows:

	Year ended 31 December 2021
	LTIP 1 Dec 2021	LTIP 1 Dec 2021	DSA 26 October 2021
Share price at grant (pence)	1,699.0	1,699.0	1,337.0
Expected volatility	34%	33%	33%
Contractual life (years)	3.5 years	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.71%
Risk-free interest rate	0.52%	0.43%	(0.06)%

	Six months ended 31 December 2020
	LTIP 7 Dec 2020	LTIP 7 Dec 2020	DSA 26 October 2020
Share price at grant (pence)	1,397.0	1,397.0	1,435.0
Expected volatility	36%	36%	35%
Contractual life (years)	3 years	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.71%
Risk-free interest rate	(0.07)%	(0.07)%	(0.06)%

	Year ended 30 June 2020
	LTIP 14 Nov 2019	LTIP 9 March 2020	LTIP 9 March 2020	LTIP 9 March 2020	DSA 25 October 2019
Share price at grant (pence)	1,245.0	1.157.0	1,157.0	1,157.0	1,152.0
Expected volatility	30%	37%	35%	31%	30%
Contractual life (years)	3 years	1 year	2 years	3 years	3 years
Expected dividend yield	0.82%	0.88%	0.88%	0.88%	0.88%
Risk-free interest rate	0.47%	0.17%	0.11%	0.09%	0.44%

	Year ended 30 June 2019
	LTIP 7 Nov 2018	DSA 26 October 2018
Share price at grant (pence)	1,251.0	1,337.0
Expected volatility	26%	24%
Contractual life (years)	3 years	3 years
Expected dividend yield	0.81%	0.81%
Risk-free interest rate	0.91%	0.75%

The inputs to the Black-Scholes model, such as expected volatility, are based on the same calculation as those for the Monte Carlo simulation.
LTIP: All awards are subject to achievement of the performance conditions over a three year period and can be exercised over the following seven years. Save as permitted in the LTIP rules, awards lapse on an employee leaving the Company.
DSA: For those employees entitled to participate in the annual bonus plan, a portion of the bonus is awarded in the form of shares for which there is a compulsory holding period of two years and a requirement for continued employment before these fully vest to the employees (deferred shares). The number of deferred shares granted is dependent on certain performance criteria, comprising a one-year
profit target and achievement of strategic and personal objectives.
Share award plans: PGIP
In Summer 2021, the Company approved a new share scheme (Profitable Growth Incentive Plan) which aims to align the reward to shareholders and incentivize key management employees & the executive directors to deliver the revenue growth ambition underpinned by ROCE. Upon vesting in April 2025, and subject to certain performance conditions being met, vested shares will be released as soon as practicable and will expire 30 days from the vesting date. Certain awards within the PGIP are subject to tranche vesting with 25% of vested shares released immediately; 25% after six months; 25% after 12 months; and 25% after 18 months.

Year ended 31 December 2021 Number
Outstanding at beginning of year / period	—
Granted	4,875,141
Forfeited	(2,139)
Exercised	—

Outstanding at end of year / period	4,873,002

Number of options exercisable at end of year / period	—

Year ended 31 December 2021
Weighted average fair value of awards granted	1,360.4p
Weighted average share price at date of exercise	—
Weighted average remaining contractual life	3.4 years

Fair values of the awards with a performance condition based on non-market
conditions, for example EPS, are calculated using the Black-Scholes model. The inputs into the models for awards granted in the current and prior periods were as follows:

	Year ended 31 December 2021
	PGIP 14 July 2021	PGIP 14 September 2021
Share price at grant (pence)	1,341.0	1,508.0
Expected volatility	34%	34%
Contractual life (years)	4 years	4 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.24%	0.27%

All employee share schemes: AbShare, SIPs
AbShare
In Autumn 2018, the Company launched a share scheme (AbShare) where all employees globally, excluding Executive Directors, are eligible to participate. Each employee who participates is required to contribute 5% of their salary spread across three years (therefore equating to 1.67% per annum). Upon vesting in November 2021, and subject to certain performance conditions being met, the funds contributed have been used as consideration for the issue of the predetermined number of shares to the employee with the Company issuing a further 10 shares for each share issued.

	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number	Year ended 30 June 2019 Number
Outstanding at beginning of year / period	2,001,505	1,723,183	1,564,167	—
Granted	110,633	345,510	348,425	1,694,429
Forfeited	(306,059)	(65,802)	(187,715)	(130,262)
Exercised	(1,806,079)	(1,386)	(1,694)	—
Outstanding at end of year / period	—	2,001,505	1,723,183	1,564,167
Number of options exercisable at end of period / year	—	—	—	—

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Weighted average fair value of awards granted	1,280.2p	1,288.9p	1,137.8p	1,131.4p
Weighted average remaining contractual life	—	0.9 years	1.4 years	2.4 years

Fair values of the awards are calculated using the Black-Scholes model.
The inputs into the models for awards granted in the current year were as follows:

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Share price at grant (pence)	1,345.0	1,397 .0	1,244.6	1,251.0
Expected volatility	32%	39%	34%	26%
Contractual life (years)	0.5 years	1 year	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.82%	0.81%
Risk-free interest rate	0.00%	(0.06)%	0.52%	0.91%

The inputs to the Black-Scholes model, such as expected volatility, are based on the same calculation as those for other schemes.
SIP
Up until October 2018, all
UK-based
employees were eligible to participate in the SIP whereby employees could purchase shares in the Company. These shares are referred to as Partnership Shares and are held in trust on behalf of the employee. For every Partnership Share bought by the employee up to a limit of £1,800 per tax year the Company will give the employee one share (Matching Shares), provided the employee remains employed by the Company for a period of at least three years.
Employees must withdraw their shares from the plan upon leaving the Company and will not be entitled to the Matching Shares if they leave within three years of purchasing the Partnership Shares.
In addition to this, also up until October 2018, the Company also awarded shares to employees (Free Shares) with a value of up to £3,600 per tax year. There are no vesting conditions attached to the Free Shares, other than being continuously employed by the Company for three years from the date of grant.

The fair value of Matching Shares and Free Shares is determined as the market value of the shares at the date of grant. No valuation model is required to calculate the fair value of awards under the SIP. The fair value of an equity-based payment under the SIP is the face value of the award on the date of grant because the participants are entitled to receive the full value of the shares and there are no market-based performance conditions attached to the awards.

	Number of free shares
	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Outstanding at beginning of year / period	273,852	302,023	351,187	447,841
Granted during year / period	—	—	—	—
Forfeited during year / period	(493)	(657)	(7,423)	(18,982)
Exercised during year / period	(40,969)	(27,514)	(41,741)	(77,672)

Outstanding at end of year / period	232,390	273,852	302,023	351,187

Exercisable at end of year / period	232,390	273,852	215,268	167,425

	Number of matching shares
	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Outstanding at beginning of year / period	71,381	77,534	88,539	115,928
Granted during year / period	—	—	—	7,323
Forfeited year / period	(692)	(597)	(2,203)	(7,227)
Exercised during year / period	(10,799)	(5,556)	(8,802)	(27,485)

Outstanding at end of year / period	59,890	71,381	77,534	88,539

Exercisable at end of year / period	59,890	71,381	72,009	48,333

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Weighted average fair value of options granted	—	—	—	1,042.0p

Other awards: NED share award
A component of the
Non-Executive
Directors’ remuneration is delivered as a fixed number of fully paid ordinary shares in the first open period following the announcement of annual results of the financial year to which the award relates.